GOING CONCERN (Details Textual) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Going Concern [Line Items]
Net loss	$ (96,641)	$ (124,137)	$ (319,706)	$ (475,130)
Working Capital	3,722,266		3,722,266
Accumulated deficit	$ (140,740,947)		$ (140,740,947)		$ (140,421,241)